Shareholders' equity	12 Months Ended
Dec. 31, 2013
Shareholders' equity
Shareholders' equity

13.                     Shareholders’ equity

Successor Registrant:

a.                            As of December 31, 2013, the authorized, issued and outstanding common stock is as follows:

Shares			Rights %
Fixed / Class I	Variable / Class II	Total	Voting	Economic

50,000	6,580,000	6,630,000	4.85	4.85
—	123,240,990	123,240,990	90.08	90.08
—	6,933,124	6,933,124	5.07	5.07

50,000	136,754,114	136,804,114	100.00	100.00

On December 30, 2013, the shareholders approved and increase to the variable common stock of the Company in the amount of $40,000 for Eutelsat by subscribing 6,832,519 Class II shares of the capital stock. The shareholders Holdsat México and Satmex International, BV waived their preemptive right to subscribe to and pay the capital increase.  In a second resolution the shareholders approved the cancellation of 28,405 shares from the Company’s treasury.

On December 30, 2013, the 21,561, and 79,044 Class II shares were transferred from Eja Holdings Ltd. and Centerbridge Capital Partners SBS, L. P., respectively to Eutelsat, S. A.

b.                            As of December 31, 2012, the authorized, issued and outstanding common stock is as follows:

Fixed	Variable Capital Class II				Rights %
Class I Series A	Series A	Series B	Series N	Total	Voting	Economic

50,000	6,580,000	—	—	6,630,000	51.000	5.10000
—	—	6,363,339	116,877,651	123,240,990	48.950	94.80076
—	—	1,113	20,448	21,561	0.008	0.01659
—	—	4,081	74,963	79,044	0.031	0.06080
—	—	1,467	26,938	28,405	0.011	0.02185

50,000	6,580,000	6,370,000	117,000,000	130,000,000	100.000	100.00000

After giving effect to the Recapitalization Transactions and the application of the proceeds therefrom, Satmex was owned principally by Holdsat Mexico and Investment Holdings BV. Investment Holdings BV equity interests are owned indirectly by Satmex Investment Holdings L.P., an exempted limited partnership organized under the laws of the Cayman Islands (“Investment Holdings LP”), which owns 99.99% of such equity interests, and Satmex Investment Holdings GP Ltd., an exempted limited company organized under the laws of the Cayman Islands (“Investment Holdings GP” and together with Investment Holdings LP, “Investment Holdings”), which is the general partner of Investment Holdings LP and owns 0.01% of such equity interests. Eligible former holders of the Second Priority Old Notes own 100.00% of the interests in Investment Holdings. Holders that were not eligible to hold their interests through Investment Holdings held shares of reorganized Satmex directly.

Satmex is authorized to issue three types of shares: Series A shares, Series B shares, and Series N shares.

All Series A shares of Satmex were owned by Holdsat Mexico. The Series A shares entitle holders to 51.0% of Satmex’s voting rights and 5.1% of its economic rights of all shares. The Series A shares may be owned only by Mexican individuals, Mexican entities that are owned only by Mexican individuals or entities or Mexican entities in which 51.0% of the capital is owned by Mexican individuals or entities.

Series B shares entitle holders to 49.0% of Satmex’s voting rights and 4.9% of the economic rights. The Series B shares may be owned by any person including foreign investors. Over 99% of the Series B shares were owned by Investment Holdings BV. Less than 1% of the Series B Shares were owned by certain holders of the Second Priority Old Notes who were not eligible to invest in Satmex through Investment Holding BV. Less than 0.03% of Series B shares were deposited in Satmex’s treasury for those non-qualified holders of the Second Priority Old Notes who failed to respond to the solicitation under the Plan.

Series N shares entitle holders to 90.0% of the economic rights and limited voting rights. The holders of Series N shares may vote only on the following matters: (i) extension of Satmex’s corporate existence; (ii) dissolution; (iii) change of corporate purpose; (iv) change of nationality; (v) transformation of Satmex from one type of entity to another; and (vi) merger of Satmex with and into another entity. The Series N shares may be owned by any person, including foreign investors.

As mentioned in Note 1, under previous Mexican law, foreign investment in Satmex’s capital, represented by full voting rights shares, was not allowed to exceed 49.0%. The Series N shares, however, were not taken into account in determining the level of foreign investment. Over 99% of the Series N shares were owned by Investment Holdings BV. Less than 1% of the Series N shares were owned by certain holders of the Second Priority Old Notes who were not eligible to invest in Satmex through Investment Holding BV. Less than 0.03% of Series N shares were deposited in Satmex’s treasury for those non-qualified holders of the Second Priority Old Notes who failed to respond to the solicitation under the Plan.

c.                             Pursuant to a unanimous resolutions adopted by the shareholders at a meeting held on May 26, 2011, the following resolutions were authorized:

•                               The outstanding shares formerly held by the NAFIN Trust and the Deutsche Trust, representing the total common stock of the Company as of May 26, 2011, were exchanged through a reverse stock split with a ratio of 10 to 1, resulting in 4,687,500 shares.

•                               Variable common stock was increased by the issuance of 5,713,333 common, nominative, Class II, Series “A” shares, without par value, through cash contributions of $7,680 in exchange of 5.1% of the economic interest in the Company.

•                               Variable common stock was increased by the issuance of 104,459,367 Class II ordinary shares, without par value, of which (i) 5,620,000 are Series “B” shares and (ii) 98,839,367 are Series “N” shares, through cash contributions of $82,320 in exchange for 83.254% of the economic interests in the Company.

•                               Pursuant to the Plan, effective on May 26, 2011, 100% of the Second Priority Old Notes were cancelled and converted into the right to receive equity interest (the “Conversion Interest” described in Note 2), directly or indirectly, in the aggregate of 7.146% of the capital stock of the Company. The capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes were made at the face amount of the Second Priority Old Notes of $206,890, as follows:

•                                Variable common stock was increased by the issuance of 9,289,800 Series “N” Class II, shares, without par value, for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes, through the capitalization of liabilities for $70,457.

•                                A paid-in capital premium was recognized of $136,433 for the shares subscription in consideration of the Conversion Rights and the cancellation of the Second Priority Old Notes; the amount of such premium was capitalized pro rata between the shareholders of the Company in the proportion of their participation percentage in the capital stock of the Company without issuance of new shares.

•                                A put premium was capitalized in the amount of $7,855, in exchange of 4.5% of the economic interests in the Company. The amount of shares issued in exchange for the capitalization of the put premium was 5,850,000 Series “N” Class II, shares, without par value.

d.                            Shareholders’ equity, except restated tax contributed capital and tax-retained earnings, will be subject to income tax at the rate in effect upon distribution of such equity. Any tax paid on this distribution may be credited against annual and estimated income taxes of the year in which the tax on dividends is paid and the following two fiscal years.

e.                             As of December 31, 2013 and 2012, the balance of the tax contributed capital account is $2,332,549 and $2,216,328 respectively.

Predecessor Registrant:

f.                              Until May 25, 2011, the authorized, issued and outstanding common stock was as follows:

Common Stock — Shares
Fixed Capital Class I			Variable Capital Class II				Fixed Capital Class I
Series A	Series B	Series N	Series A	Series B	Total	Voting	Economic

7,500,000	—	—	—	—	7,500,000	45.00	16.00
—	221,667	401,770	—	—	623,437	1.33	1.33
—	111,667	202,395	—	—	314,062	0.67	0.67
—	—	—	7,166,667	29,395,833	36,562,500	43.00	78.00
1,666,667	—	208,333	—	—	1,875,000	10.00	4.00

9,166,667	333,334	812,498	7,166,667	29,395,833	46,874,999	100.00	100.00

g.                             The shareholding structure of Satmex consisted of ordinary, nominative Class I and Class II shares at no-par value, which are fully subscribed and paid in. The shares were divided into three series: Series A, which could only be subscribed or acquired by Mexican nationals under certain mechanisms established in Satmex’s bylaws; Series B and Series N, which could be freely subscribed, including by foreign investors.

h.                            Prior to May 26, 2011, the Deutsche Trust was the owner and holder of shares representing 96% of common stock with economic rights (including neutral investment shares) and 90% of the ordinary voting stock of Satmex.

i.                                Prior to May 26, 2011, the NAFIN Trust, was the registered owner and holder of shares representing 4% of the common stock with economic rights (including neutral investment shares) and 10% of the ordinary voting stock of Satmex